Condensed Statements of Stockholders' Deficit - USD ($)	Total	GIGCAPITAL7 CORP [Member]	LLC [Member]	C Corp [Member]	Class A Ordinary Shares GIGCAPITAL7 CORP [Member]	Class B Ordinary Shares GIGCAPITAL7 CORP [Member]	Ordinary Shares	Ordinary Shares GIGCAPITAL7 CORP [Member]	Ordinary Shares C Corp [Member]	Ordinary Shares Class B Ordinary Shares GIGCAPITAL7 CORP [Member]	Additional Paid-in Capital	Additional Paid-in Capital GIGCAPITAL7 CORP [Member]	Additional Paid-in Capital Class A Ordinary Shares GIGCAPITAL7 CORP [Member]	Additional Paid-in Capital Class B Ordinary Shares GIGCAPITAL7 CORP [Member]	Retained Earnings (Accumulated Deficit)	Retained Earnings (Accumulated Deficit) GIGCAPITAL7 CORP [Member]	Retained Earnings (Accumulated Deficit) C Corp [Member]	Member's Equity	Member's Equity LLC [Member]	Member's Equity C Corp [Member]
Beginning Balances, shares at May. 07, 2024								0
Beginning Balances at May. 07, 2024		$ 0						$ 0				$ 0				$ 0
Net income		2,378,292														2,378,292
Issuance of Class B ordinary shares to Founder and consultant, shares										17,300,000
Issuance of Class B ordinary shares to Founder and consultant						$ 103,000				$ 1,730				$ 101,270
Surrender of Class B ordinary shares by Founder, shares										(6,792,754)
Surrender of Class B ordinary shares by Founder										$ (679)				679
Stock Issued During Period, Shares, New Issues										2,826,087
Issuance of Class B ordinary shares in private placement						$ 3,250,000				$ 282				$ 3,249,718
Fair value of public warrants at issuance		18,460,769										18,460,769
Allocated value of issuance costs to public warrants		(111,538)										(111,538)
Accretion of Class A ordinary shares to redemption value					$ (22,757,853)								$ (22,757,853)
Reclass of negative additional paid-in capital to retained earnings		0										1,056,955				(1,056,955)
Ending Balances, shares at Dec. 31, 2024	900,104				0	13,333,333	900,104	13,333,333
Ending Balances at Dec. 31, 2024	$ (590,551)	1,322,670					$ 250	$ 1,333			$ 2,755	0			$ (593,556)	1,321,337		$ 0
Beginning Balances, shares at Jul. 07, 2024							0
Beginning Balances at Jul. 07, 2024	0						$ 0				0				0			0
Net income	(593,556)		$ (442,000)	$ (151,556)													$ (151,556)		$ (442,000)
Stock based compensation	2,755										2,755
Vesting of restricted shares, shares							104
Member contribution	$ 250																	250
Conversion, shares									900,000
Conversion, value									$ 250								$ (442,000)			$ 441,750
Ending Balances, shares at Dec. 31, 2024	900,104				0	13,333,333	900,104	13,333,333
Ending Balances at Dec. 31, 2024	$ (590,551)	1,322,670					$ 250	$ 1,333			2,755	0			(593,556)	1,321,337		0
Net income	(220,351)	1,618,274													(220,351)	1,618,274
Stock based compensation	9,013										9,013
Vesting of restricted shares, shares							313
Vesting of restricted shares, value	0						$ 1				(1)
Accretion of Class A ordinary shares to redemption value					$ (2,103,979)								(2,103,979)
Reclass of negative additional paid-in capital to accumulated deficit												2,103,979				(2,103,979)
Ending Balances, shares at Mar. 31, 2025							900,417	13,333,333
Ending Balances at Mar. 31, 2025	$ (801,889)	836,965					$ 251	$ 1,333			11,767	0			(813,907)	835,632
Beginning Balances, shares at Dec. 31, 2024	900,104				0	13,333,333	900,104	13,333,333
Beginning Balances at Dec. 31, 2024	$ (590,551)	1,322,670					$ 250	$ 1,333			2,755	0			(593,556)	1,321,337		0
Net income	(71,774,579)	3,825,465													(71,774,579)	3,825,465
Stock based compensation	$ 12,565,721										12,565,721
Vesting of restricted shares, shares							21,250
Vesting of restricted shares, value							$ 5				(5)
Accretion of Class A ordinary shares to redemption value					$ (8,448,606)								(8,448,606)
Reclass of negative additional paid-in capital to retained earnings												8,448,606				(8,448,606)
Ending Balances, shares at Dec. 31, 2025	921,354				0	13,333,333	921,354	13,333,333
Ending Balances at Dec. 31, 2025	$ (59,799,409)	(3,300,471)					$ 255	$ 1,333			12,568,471	0			(72,368,135)	(3,301,804)		$ 0
Net income	13,367,096	535,601													13,367,096	535,601
Stock based compensation	$ 2,734,113										2,734,113
Vesting of restricted shares, shares							2,813
Accretion of Class A ordinary shares to redemption value					$ (1,869,218)								$ (1,869,218)
Reclass of negative additional paid-in capital to accumulated deficit												1,869,218				(1,869,218)
Ending Balances, shares at Mar. 31, 2026	924,167				0	13,333,333	924,167	13,333,333
Ending Balances at Mar. 31, 2026	$ (43,698,200)	$ (4,634,088)					$ 255	$ 1,333			$ 15,302,584	$ 0			$ (59,001,039)	$ (4,635,421)